Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
Net operating loss carryforward	$ 14,282	$ 4,352
Amortization of exploration expenditures	6,423	3,225
Unrealized loss - translation	308	447
Share based compensation	1,946	0
Other deferred tax assets	867	429
Total deferred tax assets	23,826	8,453
Less: valuation allowance	(23,671)	(7,941)
Deferred tax assets, net of valuation allowance to offset	155	512
Deferred tax liabilities:
Unrealized gain - translation	0	(425)
Other	(102)	(60)
Depreciation	$ (53)	$ (27)